(Loss)/Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
(Loss)/Earnings per share
10.	(Loss)/Earnings per share
The Company calculates basic and diluted loss/earnings per share as follows:

	For the six-month periods ended June 30,
	2022	2023
Numerator
Net income	304,101	52,550,587
Less: Cumulative dividends on Series A Preferred Shares	(870,492)	(870,494)
Less: Cumulative dividends on Series C Preferred Shares	—	(185,000)
Less: Deemed dividend on warrant inducement	(2,943,675)	—
Less: Undistributed earnings allocated to non-vested shares	—	(977,828)

Net (loss)/ income attributable to common shareholders, basic	(3,510,066)	50,517,265
Add: Undistributed earnings allocated to non-vested shares	—	977,828
Add: Cumulative dividends on Series C Preferred Shares	—	185,000
Less: Undistributed earnings re-allocated to non-vested shares	—	(862,466)

Net (loss)/ income attributable to common shareholders, diluted	(3,510,066)	50,817,627

Denominator
Weighted average number of shares outstanding, basic	4,359,423	15,940,369
Weighted average number of shares outstanding, diluted	4,359,423	18,113,785

(Loss)/ Earnings per share, basic	(0.81)	3.17
(Loss)/Earnings per share, diluted	(0.81)	2.81

As of June 30, 2023, diluted earnings per share reflects the potential dilution from conversion of outstanding Series C Preferred Shares (Note 8) calculated with the “if converted” method by using the average closing market price over the reporting period. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants, calculated with the treasury stock method
. As of June 30, 2023, the aggregate number of unexercised warrants were 8,376,119 including Representative Purchase Warrants (Note
7)
.
As of June 30, 2022, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants, calculated with the treasury stock method.